Stock Options	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock Options

12. Stock Options

The Board of Directors adopted the Park Place Energy Corp. 2013 Long-Term Incentive Equity Plan (the “Incentive Plan” or “2013 Plan”) effective as of October 29, 2013. The Incentive Plan permits grants of stock options (including incentive stock options and nonqualified stock options), stock appreciation rights, restricted stock awards and other stock-based awards.

The Incentive Plan authorizes the following types of awards:

●	incentive stock options and nonqualified stock options to purchase common stock at a set price per share;

●	stock appreciation rights (“SARs”) to receive upon exercise common stock or cash equal to the appreciation in value of a share of Common Stock;

●	restricted stock, which are shares of common stock granted subject to a restriction period and/or a condition which, if not satisfied, may result in the complete or partial forfeiture of the shares;

●	other stock-based awards, which provide for awards denominated in or payable in, valued in whole or in part by reference to, or otherwise based on or related to, shares of common stock of the Company, which may include performance shares or options and restricted stock units which provide for shares to be issued or cash to be paid upon the lapse of predetermined restrictions.

Under the 2013 Plan, the maximum number of shares of authorized stock that may be delivered is 10% of the total number of shares of common stock issued and outstanding of the Company as determined on the applicable date of grant of an award under the 2013 Plan. Under the 2013 Plan, the exercise price of each option (or other stock-based award) shall not be less than the market price of the Company’s stock as calculated immediately preceding the day of the grant. The vesting schedule for each option or other stock-based award shall be specified by the Board of Directors at the time of grant. The maximum term of options or other stock-based award granted is ten years or such lesser time as determined by the Board of Directors at the time of grant.

A continuity of the Company’s outstanding stock options for the years ended December 31, 2021 and 2020 is presented below:

	Number of options	Weighted average exercise price
Outstanding, December 31, 2019	8,250,000	$0.13
Granted	4,070,000	0.07
Exercised	(320,000)	0.06
Expired	(100,000)	0.19
Outstanding, December 31, 2020	11,900,000	0.11
Granted	450,000	0.32
Exercised	(3,910,000)	0.11
Expired	(150,000)	0.18
Cancelled	(650,000)	0.16
Outstanding, December 31, 2021	7,640,000	$0.12

At December 31, 2021, the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
200,000	0.12	September 15, 2022	200,000
1,750,000	0.12	October 24, 2023	1,750,000
3,800,000	0.12	September 19, 2024	3,800,000
640,000	0.06	July 31, 2025	640,000
1,000,000	0.08	December 17, 2022	1,000,000
250,000	0.31	June 6, 2026	250,000
7,640,000			7,640,000

As at December 31, 2021, the weighted average remaining contractual life of outstanding stock options is 2.35 years. The aggregate intrinsic value of the stock options at December 31, 2021 is $283,200 (2020 - $Nil).

For the year ended December 31, 2021, the Company recognized $108,775 (2020 - $246,255) in stock-based compensation expense for options granted and vested. At December 31, 2021 and 2020, the Company has no unrecognized compensation expense related to stock options.

The fair values for stock options granted have been estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

	2021	2020
Risk-free interest rate	33.00 – 79.00%	0.17%
Expected life (years)	3 - 5	3.5
Expected volatility	245 - 257%	255%
Dividend yield	0%	0%
Weighted average fair value per share	$0.24	$0.10